Litigation, regulatory and similar matters	12 Months Ended
Dec. 31, 2025
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory
b) Litigation, regulatory and similar matters
The Group operates in a legal and regulatory environment that exposes it to significant litigation and similar risks arising from disputes and regulatory proceedings. As a result, UBS
(which for purposes of this Note may refer to UBS
Group AG
and/or
one
or
more
of
its
subsidiaries,
as
applicable)
is
involved
in
various
disputes
and
legal
proceedings,
including
litigation, arbitration, and regulatory and criminal investigations.
Such matters
are subject
to many uncertainties,
and the outcome
and the timing
of resolution
are often
difficult
to predict,
particularly
in the
earlier
stages
of a
case. There
are also
situations
where the
Group may
enter into
a settlement
agreement.
This may
occur in
order to
avoid the
expense,
management
distraction
or reputational
implications
of continuing
to contest
liability,
even for those
matters for
which the Group
believes it
should be exonerated.
The uncertainties
inherent in
all such
matters
affect
the amount
and timing
of any
potential
outflows
for both
matters
with
respect
to which
provisions
have been
established and other contingent
liabilities. The Group makes provisions
for such matters brought against it when, in the
opinion
of management
after
seeking
legal
advice,
it is
more
likely
than
not
that
the
Group
has
a present
legal
or constructive
obligation as a result of past events, it is probable that an outflow of resources will be required, and the amount can be reliably estimated.
Where these factors
are otherwise satisfied,
a provision may be established
for claims that have
not yet
been
asserted
against
the Group,
but are
nevertheless
expected
to be,
based
on the
Group’s
experience
with
similar
asserted
claims. If any
of those conditions is
not met, such
matters result in contingent liabilities. If the
amount of an
obligation
cannot be
reliably
estimated,
a liability
exists that
is not recognized
even if
an outflow
of resources
is probable.
Accordingly,
no provision is
established even if
the potential outflow
of resources with
respect to
such matters could
be significant.
Developments relating to
a
matter that
occur after
the relevant
reporting period, but
prior to
the issuance
of financial
statements,
which
affect
management’s
assessment
of
the
provision
for
such
matter
(because,
for
example,
the
developments
provide evidence
of conditions
that existed
at the end
of the reporting
period),
are adjusting
events after
the
reporting
period under
IAS 10 and
must be recognized
in the financial
statements
for the reporting
period.
Specific
litigation,
regulatory
and
other
matters
are
described
below,
including
all
such
matters
that
management
considers
to
be
material
and
others
that
management
believes
to
be
of
significance
to
the
Group
due
to
potential
financial, reputational and other effects. The amount of damages claimed, the size of a transaction or other information
is provided where available and appropriate in order to assist users in considering the magnitude of potential exposures.
In the case of certain matters below, we state that we have established a provision, and for the other matters, we make no such statement.
When we make
this statement and we
expect disclosure of
the amount of
a provision to
prejudice
seriously our position with other parties in the matter because it would reveal what UBS believes to be the probable and
reliably estimable outflow,
we do not
disclose that amount.
In some cases
we are subject
to confidentiality obligations
that preclude
such disclosure.
With respect
to the
matters for
which we
do not
state whether
we have
established a
provision, either: (a) we have not established a provision; or (b) we have established a provision but expect disclosure of
that fact
to prejudice
seriously our
position with
other parties
in the
matter because
it would
reveal the
fact that
UBS
believes an outflow of resources to be probable and reliably estimable.
With respect to certain litigation,
regulatory and similar matters for
which we have established provisions,
we are able to
estimate the expected timing
of outflows. However, the
aggregate amount of the
expected outflows for those matters
for which
we are
able to
estimate expected timing
is immaterial
relative to
our current and
expected levels of
liquidity
over the relevant time periods.
The aggregate amount provisioned for litigation,
regulatory and similar matters as a class is disclosed in the “Provisions”
table in Note 17a)
above. UBS provides
below an estimate
of the aggregate
liability for
its litigation,
regulatory and
similar
matters as a class
of contingent
liabilities.
Estimates of
contingent
liabilities
are inherently
imprecise and
uncertain as
these
estimates
require UBS
to make speculative
legal assessments
as to claims
and proceedings
that involve
unique fact
patterns
or novel
legal
theories,
that have
not yet
been initiated
or are
at early
stages
of adjudication,
or as
to which
alleged
damages
have not been
quantified
by the claimants.
Taking into
account these
uncertainties
and the other
factors described
herein,
UBS estimates
the future
losses that
could arise
from litigation,
regulatory
and similar
matters disclosed
below for
which an
estimate
is possible,
that are
not covered
by existing
provisions
(including
acquisition-related
contingent
liabilities
established
under IFRS
3 in connection
with the
acquisition
of Credit
Suisse),
are in the
range of USD
0 bn to USD 1.5
bn.
Litigation, regulatory and similar matters may also
result in non-monetary penalties and consequences. A guilty
plea to,
or conviction of,
a crime
could have material
consequences for UBS.
Resolution of
regulatory proceedings may
require
UBS to obtain waivers of regulatory disqualifications to maintain certain operations, may entitle regulatory authorities to
limit,
suspend
or
terminate
licenses
and
regulatory
authorizations,
and
may
permit
financial
market
utilities
to
limit,
suspend or terminate UBS’s participation in such utilities. Failure to obtain such waivers, or any limitation, suspension or termination of licenses, authorizations or participations, could have material consequences for UBS.
The amounts shown in
the table below reflect
the provisions recorded under IFRS
Accounting Standards. In connection
with the acquisition of Credit Suisse, UBS Group AG additionally has reflected in its purchase accounting under IFRS 3 a valuation adjustment
reflecting an
estimate of
outflows relating
to contingent
liabilities for
all present
obligations included
in the scope of the acquisition at fair value upon closing, even if it is not probable that the contingent liability will result in an
outflow of
resources, significantly
decreasing the
recognition threshold
for litigation
liabilities beyond
those that
generally apply
under IFRS
Accounting Standards.
The IFRS
3 acquisition-related
contingent liabilities
of USD
0.5 bn at
31 December 2025
reflect a
decrease of
USD
1.6
bn from
31 December 2024
mainly as
a result
of releases
upon resolution
of the relevant matters.
Provisions for litigation, regulatory and similar matters by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core
and Legacy Group Items Total 2025
Balance at the beginning of the year 1,271 147 1 266 1,779 139 3,602
Increase in provisions recognized in the income statement 137 2 0 56 662
2
76 934
Release of provisions recognized in the income statement (309)
3
(39)
3
0 (37) (169)
3
(1) (555)
Provisions used in conformity with designated purpose (913)
4
(111)
4
(1) (26) (1,190)
4
(19) (2,259)
Reclassifications
5
2 0 0 0 293 0 295
Foreign currency translation and other movements 129 18 0 23 14 1 185
Balance at the end of the year 317 16 0 283 1,388 196 2,200
1 Provisions, if any, for
the matters described in items 2 and 9 of
this Note are recorded in Global Wealth
Management. Provisions, if any,
for the matters described in items 4, 5, 6,
7, 8, 11 and 12 of this Note are
recorded in Non-core
and Legacy.
Provisions, if
any, for
the matters described
in item 1
of this Note
are allocated between
Global Wealth Management,
Personal & Corporate
Banking and Non-core
and Legacy.
Provisions, if any,
for the matters described in
item 3 of this Note
are allocated between the
Investment Bank, Non-core and
Legacy and Group Items.
Provisions, if any,
for the matters described
in item 10 of this
Note are allocated between the Investment Bank and Non-core
and Legacy.
2 Includes a provision for the estimated costs of UBS’s
ongoing obligations with the US Department of Justice as described in item 1 of
this Note.
3 Mainly includes the releases of provisions
regarding the resolution of the legacy matter
related to UBS’s cross-border
business activities in France in
the third quarter of 2025 as described
in item 1 of
this Note and the resolution reached with the US
Department of Justice in the second quarter of
2025 as described in item 1 of this
Note.
4 Mainly includes provisions used for the settlement
of the legacy matter
related to UBS’s cross-border business activities
in France as described in item
1 of this Note and for the resolutions reached with
the US Department of Justice in the second and
third quarters of 2025 as described
in item 1 and item 4 of this Note.
5 Includes reclassifications from IFRS 3 contingent liabilities to IAS 37 provisions.
1. Inquiries regarding cross-border wealth management businesses
Tax and regulatory authorities in
a number of
countries have made
inquiries, served
requests for information
or examined
employees located in their respective jurisdictions relating to the cross-border wealth management
services provided by
UBS, Credit Suisse and other financial institutions, including Credit Suisse offices in the Netherlands and Belgium.
In proceedings in France, UBS
AG was found guilty in
lower courts of unlawful solicitation
of clients on French territory
and aggravated laundering of
the proceeds of
tax fraud in the
period between 2004 and
2012. On appeal, the
French
Supreme Court,
in November
2023, upheld
the lower
court’s decision
regarding unlawful
solicitation and
aggravated
laundering of the proceeds
of tax fraud, but
overturned the awards of
penalties, confiscation and civil
damages by the
lower
court,
aggregating
EUR
1.8
bn,
and
remanded
the
case
to
the
Court
of
Appeal
for
a
retrial
regarding
these
overturned elements.
In September
2025, UBS
AG resolved
the case
and subsequently
paid a
fine of
EUR
730 m and
EUR 105 m in civil damages to the French State.
In May 2014, Credit Suisse AG entered into settlement agreements with the
SEC, the Federal Reserve and the New York
Department of Financial
Services and agreed
with the US
Department of Justice
(the DOJ) to
plead guilty to
conspiring
to aid and assist US
taxpayers in filing false tax returns
(the 2014 Plea Agreement). Credit Suisse continued
to report to
and
cooperate
with
US
authorities
in
accordance
with
its
obligations
under
the
2014
Plea
Agreement,
including
by
conducting
a
review
of
cross-border
services
provided
by
Credit
Suisse.
In
this
connection,
Credit
Suisse
provided
information to US authorities
regarding potentially undeclared US
assets held by clients
at Credit Suisse since
the 2014
Plea Agreement. In May 2025, Credit Suisse Services AG entered into a plea agreement (the 2025 Plea Agreement) with
the DOJ
under which
it agreed
to plead
guilty to
one count
of conspiracy
to aid
and assist
in the
preparation of
false
income
tax
returns
relating
to
legacy
Credit
Suisse
accounts
booked
in
Credit
Suisse’s
Swiss
booking
center,
thereby
settling
the
investigation
into
Credit
Suisse’s
implementation
of
the
2014
Plea
Agreement.
In
addition,
Credit
Suisse
Services AG
entered into
a non-prosecution
agreement with
the DOJ
(the
2025 NPA)
relating
to legacy
Credit Suisse
accounts booked in Credit Suisse’s
Singapore booking center. The 2025
Plea Agreement and the 2025
NPA provide for
penalties, restitution and forfeiture of USD 511
m in the aggregate. The 2025
Plea Agreement and the 2025 NPA
include
ongoing
obligations
of
UBS
to
furnish
information
and
cooperate
with
DOJ’s
investigations
of
legacy
Credit
Suisse
accounts held
by US
persons in
its Switzerland
and Singapore
booking centers
and related
accounts in
other booking
centers.
Our balance sheet
at 31 December 2025
reflected provisions in
an amount that
UBS believes to
be appropriate under
the
applicable accounting
standard. As
in the
case of
other matters
for which
we have
established provisions,
the future
outflow
of
resources
in
respect
of
such
matters
cannot
be
determined
with
certainty
based
on
currently
available
information and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that we have recognized.
2. Madoff
In relation to the Bernard L. Madoff Investment Securities LLC (BMIS) investment fraud, UBS AG, UBS (Luxembourg) S.A.
(now UBS Europe
SE, Luxembourg branch) and
certain other UBS subsidiaries
were subject to
inquiries by a number
of
regulators,
including
the
Swiss
Financial
Market
Supervisory
Authority
(FINMA)
and
the
Luxembourg
Commission
de
Surveillance du Secteur
Financier.
Those inquiries concerned
two third-party
funds established under
Luxembourg law,
substantially all assets of which were with BMIS,
as well as certain funds established in offshore
jurisdictions with either
direct or indirect
exposure to BMIS.
These funds faced severe
losses, and the
Luxembourg funds are
in liquidation. The
documentation
establishing
both
funds
identifies
UBS
entities
in
various
roles,
including
custodian,
administrator,
manager, distributor and promoter,
and indicates that UBS employees served as board members.
In 2009 and 2010, the
liquidators of the two Luxembourg funds
filed claims against UBS entities, non-UBS
entities and
certain individuals,
including current
and former
UBS employees,
seeking amounts
totaling approximately
EUR
2.1 bn,
which includes amounts that the funds may be held liable to pay the trustee for the liquidation of BMIS (BMIS Trustee).
A large number of alleged beneficiaries
have filed claims against UBS entities
(and non-UBS entities) for purported losses
relating to
the Madoff
fraud. The
majority of
these cases
have been
decided in
favor of
UBS or
dismissed for
want of
prosecution.
In the US, the
BMIS Trustee filed claims
against UBS entities, among
others, in relation to
the two Luxembourg funds
and
one of the offshore funds. The total amount claimed against all defendants in these actions was not less than USD 2 bn.
In 2014,
the US
Supreme Court
rejected the
BMIS Trustee’s
motion for
leave to
appeal decisions,
dismissing all
claims
against UBS defendants except those for the
recovery of approximately USD
125 m of payments alleged to be fraudulent
conveyances and
preference payments.
Similar claims
have been
filed against
Credit Suisse
entities seeking
to recover
redemption payments.
In 2016,
the bankruptcy
court dismissed
these claims
against the
UBS entities
and most
of the
Credit Suisse entities. In
2019, the Court of
Appeals reversed the dismissal
of the BMIS Trustee’s
remaining claims. The
cases were remanded to the Bankruptcy Court for further proceedings.
3. Foreign exchange, LIBOR and benchmark rates, and other trading practices
Foreign-exchange-related
regulatory
matters:
Beginning
in
2013,
numerous
authorities
commenced
investigations
concerning
possible
manipulation
of
foreign
exchange
markets
and
precious
metals
prices.
As
a
result
of
these
investigations, UBS entered into
resolutions with Swiss, US
and UK regulators and
the European Commission. UBS
was
granted conditional immunity by the Antitrust Division of the DOJ and by authorities in other jurisdictions in connection with potential
competition law
violations relating
to foreign
exchange and
precious metals
businesses. In
December 2021,
the European Commission issued a decision imposing a fine of EUR 83.3 m on Credit Suisse entities based on findings of anticompetitive practices in
the foreign exchange
market. UBS received
leniency and accordingly
no fine was
assessed.
Credit
Suisse
appealed
the
decision
to
the
European
General
Court
and,
in
July
2025,
the
court
issued
a
judgment
reducing the fine to EUR 28.9
m. The judgment is now final.
Foreign-exchange-related civil
litigation:
Putative class
actions have
been filed
since 2013
in US
federal courts
and in
other
jurisdictions
against
UBS,
Credit
Suisse
and
other
banks
on
behalf
of
persons
who
engaged
in
foreign
currency
transactions with any of
the defendant banks. UBS
and Credit Suisse have resolved
US federal court class
actions relating
to
foreign
currency
transactions
with
the
defendant
banks
and
persons
who
transacted
in
foreign
exchange
futures
contracts and options on such
futures. Certain class members have
excluded themselves from that settlement and
filed
individual actions
in
US
and English
courts against
UBS, Credit
Suisse and
other banks,
alleging violations
of
US
and
European competition laws
and unjust enrichment.
UBS, Credit Suisse
and the other
banks have resolved
those individual
matters.
In addition,
Credit Suisse
and
UBS, together
with
other financial
institutions, were
named
in a
consolidated
putative class action in Israel, which made allegations similar to those made in the actions pursued in other jurisdictions.
Credit
Suisse
and
UBS
entered
into
agreements
to
settle
all
claims
in
this
action
in
April
2022
and
February
2024,
respectively. Credit Suisse’s settlement received court approval and became final in May 2025. UBS’s settlement remains subject to court approval.
LIBOR
and
other
benchmark-related
regulatory
matters:
Numerous
government
agencies
conducted
investigations
regarding potential improper
attempts by UBS,
among others, to
manipulate LIBOR and
other benchmark rates
at certain
times. UBS and
Credit Suisse reached
settlements or otherwise
concluded investigations relating to
benchmark interest
rates with the
investigating authorities. UBS
was granted conditional leniency
or conditional immunity
from authorities
in certain jurisdictions, including the Antitrust Division
of the DOJ, in connection with potential
antitrust or competition
law violations related to certain rates.
In December 2025, the Swiss Competition
Commission (WEKO) announced that it
had reached a final resolution with UBS.
LIBOR and other benchmark-related civil
litigation:
A number of putative
class actions and other
actions are pending in
the federal
courts in
New York
against UBS
and numerous
other banks
on behalf
of parties
who transacted
in certain
interest rate benchmark-based
derivatives. Also
pending in the
US and in
other jurisdictions
are a number
of other
actions
asserting losses related to
various products whose interest
rates were linked to
LIBOR and other benchmarks,
including
adjustable
rate
mortgages,
preferred
and
debt
securities,
bonds
pledged
as
collateral,
loans,
depository
accounts,
investments
and
other
interest-bearing
instruments.
The
complaints
allege
manipulation,
through
various
means,
of
certain
benchmark
interest
rates,
including
USD LIBOR,
Yen
LIBOR,
EURIBOR,
CHF LIBOR,
and
GBP
LIBOR
and
seek
unspecified compensatory and other damages under various legal theories.
USD LIBOR class and
individual actions in
the US:
Beginning in 2013,
putative class actions
were filed in
US federal district
courts (and subsequently consolidated in
the US District Court for
the Southern District of New
York (SDNY)) by plaintiffs
who
engaged
in
over-the-counter
instruments,
exchange-traded
Eurodollar
futures
and
options,
bonds
or
loans
that
referenced USD LIBOR. The complaints
allege violations of antitrust
law and the
Commodities Exchange Act, as
well as
breach of contract
and unjust enrichment.
Following various rulings
by the SDNY
and the US
Court of Appeals
for the
Second Circuit dismissing certain
of the causes of action
and allowing others to proceed,
one class action with
respect to
transactions in over-the-counter instruments and several actions brought by individual plaintiffs proceeded in the district court.
In
September
2025,
the
district
court
granted
defendants’
motion
for
summary
judgment
as
to
all
remaining
actions. Plaintiffs have appealed. UBS and Credit
Suisse previously entered into settlement agreements in
respect of the
class
actions
relating
to
exchange-traded
instruments,
bonds
and
loans.
These
settlements
have
received
final
court
approval, and the actions have been dismissed as to UBS and Credit Suisse.
Other benchmark
class actions
in the
US:
The Yen
LIBOR/Euroyen TIBOR,
EURIBOR and
GBP LIBOR
actions have
been
dismissed. Plaintiffs
have appealed
the dismissals.
In August
2025, the
Second Circuit
affirmed in
part and
reversed in
part the
district court’s
dismissal of
the complaint
in the
EURIBOR action,
returning the
action to
the district
court. In
September 2025,
the Second
Circuit affirmed
the dismissal
of the
complaint in
the GBP
LIBOR action;
the matter
has
concluded.
In January
2023, defendants
moved to
dismiss the
complaint in
the CHF
LIBOR action.
In 2023,
the court
approved a
settlement by Credit Suisse of the claims against it in this matter. In September 2025, the court dismissed the complaint against the remaining defendants, including UBS.
Government bonds:
In 2021, the European Commission
issued a decision finding that UBS
and six other banks breached
European
Union
antitrust
rules
between
2007
and
2011
relating
to
European
government
bonds.
The
European
Commission fined
UBS EUR
172
m, which
amount was
confirmed on
appeal in
March 2025.
UBS has
appealed to
the
European Court of Justice.
Credit default swap auction litigation –
In June 2021, Credit Suisse, along
with other banks and entities, was
named in a
putative class action filed in
federal court in New Mexico
alleging manipulation of credit
default swap (CDS) final
auction
prices. Defendants filed
a motion to
enforce a previous
CDS class
action settlement in
the SDNY. In
January 2024,
the
SDNY ruled that, to the extent claims
in the New Mexico action arise
from conduct prior to 30 June 2014, those
claims
are barred
by the
SDNY settlement.
The plaintiffs
appealed and,
in May
2025, the
Second Circuit
affirmed the
SDNY
decision. Defendants filed a motion for judgment on the pleadings in December 2025.
With respect to
additional matters and
jurisdictions not encompassed by
the settlements and
orders referred to
above,
UBS’s balance sheet at 31 December 2025 reflected a provision in an amount that UBS believes to be appropriate under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the future
outflow
of
resources
in
respect
of
such
matters
cannot
be
determined
with
certainty
based
on
currently
available
information and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that we have recognized.
4. Mortgage-related matters
Government and regulatory related matters: DOJ RMBS settlement – In January 2017, Credit Suisse Securities (USA) LLC
(CSS LLC) and
its current
and former US
subsidiaries and US
affiliates reached
a settlement with
the DOJ
related to
its
legacy
Residential
Mortgage-Backed
Securities
(RMBS)
business,
a
business
conducted
through
2007.
The
settlement
resolved
potential
civil
claims
by
the
DOJ
related
to
certain
of
those
Credit
Suisse
entities’
packaging,
marketing,
structuring,
arrangement,
underwriting,
issuance
and
sale
of
RMBS.
Pursuant
to
the
terms
of
the
settlement
a
civil
monetary penalty was paid to
the DOJ in January 2017.
The settlement also required the Credit Suisse
entities to provide
certain levels
of consumer
relief measures,
including affordable
housing payments
and loan
forgiveness, and
the DOJ
and Credit
Suisse agreed
to the
appointment of
an independent
monitor to
oversee the
completion of
the consumer
relief requirements of the settlement. In August 2025, CSS LLC entered into an agreement with the DOJ to resolve all of
Credit Suisse’s outstanding Consumer Relief Obligations under the 2017 settlement by paying USD 300 m.
Civil litigation: Repurchase litigations –
Credit Suisse affiliates are defendants
in various civil litigation matters
related to
their roles as
issuer, sponsor, depositor,
underwriter and/or servicer of
RMBS transactions. These cases
currently include
repurchase
actions
by
RMBS
trusts
and/or
trustees,
in
which
plaintiffs
generally
allege
breached
representations
and
warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date. Unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions.
DLJ Mortgage
Capital, Inc. (DLJ)
is a defendant
in New York
State court in
five actions: An
action brought by
Asset Backed
Securities
Corporation
Home
Equity
Loan
Trust,
Series
2006-HE7
alleges
damages
of
not
less
than
USD
374
m.
In
December 2023, the trial court
granted in part DLJ’s motion
to dismiss, dismissing with prejudice
all notice-based claims.
On appeal, the appellate
court modified the trial
court’s dismissal in April 2025
to reinstate certain of
plaintiff’s notice-
based claims and otherwise
dismissed plaintiff’s claims. Plaintiff
has sought leave from
the New York Court
of Appeals to
further appeal the
dismissal of certain
of its claims.
An action by
Home Equity Asset
Trust, Series 2006-8,
alleges damages
of not less than USD 436
m. An action by Home Equity Asset Trust 2007-1 alleges damages of not less than USD
420 m.
In August 2025, the parties
agreed to a settlement to
resolve this litigation for USD
66.39 m. The settlement has received
court approval and is
final. An action
by Home Equity
Asset Trust 2007-2
alleges damages of not
less than USD
495 m.
An action by CSMC Asset-Backed Trust 2007-NC1 does not allege a damages amount.
5. ATA litigation
Since November 2014, a series of lawsuits have been filed against a number of banks, including Credit Suisse, in the US
District Court for
the Eastern District
of New
York
(EDNY) and
the SDNY
alleging claims
under the United
States Anti-
Terrorism
Act (ATA) and the Justice Against Sponsors of Terrorism
Act. The plaintiffs in each of these lawsuits
are, or are
relatives
of,
victims
of
various
terrorist
attacks
in
Iraq
and
allege
a
conspiracy
and/or
aiding
and
abetting
based
on
allegations
that
various
international
financial
institutions,
including
the
defendants,
agreed
to
alter,
falsify
or
omit
information
from
payment
messages
that
involved
Iranian
parties
for
the
express
purpose
of
concealing
the
Iranian
parties’ financial
activities and
transactions from
detection by
US authorities.
The lawsuits
allege that
this conduct
has
made it possible for Iran to transfer funds to Hezbollah
and other terrorist organizations actively engaged in harming US military
personnel and
civilians.
In
January
2023,
the
Second
Circuit
affirmed
a
September
2019
ruling
by
the
EDNY
granting defendants’ motion to dismiss the first filed lawsuit. In October 2023, the US
Supreme Court denied plaintiffs’
petition for a writ of certiorari,
and in September 2025 the EDNY denied
plaintiffs’ motion to vacate the judgment;
the
matter has
concluded. Of the
other seven
cases, four
are stayed,
including one
that was
dismissed as
to Credit
Suisse
and most of
the bank defendants
prior to entry
of the stay,
and in three
cases defendants moved
to dismiss plaintiffs’
amended complaints.
6. Customer account matters
Several clients have claimed that a former relationship manager in Switzerland had exceeded his investment authority in the management
of their
portfolios, resulting
in excessive
concentrations of
certain exposures
and investment
losses.
Credit Suisse AG has investigated the claims, as well as transactions among the clients. Credit Suisse AG filed a criminal
complaint
against
the
former
relationship
manager
with
the
Geneva
Prosecutor’s
Office
upon
which
the
prosecutor
initiated a
criminal investigation.
Several clients
of the
former relationship
manager also
filed criminal
complaints with
the Geneva Prosecutor’s Office. In February 2018, the
former relationship manager was sentenced to five
years in prison
by
the
Geneva
criminal
court
for
fraud,
forgery
and
criminal
mismanagement
and
ordered
to
pay
damages
of
approximately USD 130
m. On
appeal, the
Criminal Court
of Appeals
of Geneva
and, subsequently,
the Swiss
Federal
Supreme Court upheld the main findings of the Geneva criminal court.
Civil lawsuits have been initiated against Credit Suisse AG and / or certain affiliates in various jurisdictions, based on the findings established in the criminal proceedings against the former relationship manager.
In
Singapore,
in
a
now-concluded
civil
lawsuit,
Credit
Suisse
Trust
Limited
was
ordered
to
pay
USD
461
m,
including
interest and costs.
In Bermuda, in the civil lawsuit brought against Credit Suisse Life (Bermuda) Ltd., the Supreme Court of Bermuda issued a judgment awarding damages of USD 607.35
m to the plaintiff. Credit Suisse
Life (Bermuda) Ltd. appealed the
decision.
In June
2023, the
Bermuda Court
of Appeal
confirmed the
award and
the Supreme
Court of
Bermuda’s finding
that
Credit Suisse
Life (Bermuda)
Ltd. breached
its contractual
and fiduciary
duties, but
overturned the
finding that
Credit
Suisse Life
(Bermuda) Ltd.
made fraudulent
misrepresentations. In
March 2024,
Credit Suisse
Life (Bermuda)
Ltd. was
granted leave to
appeal the judgment
to the Judicial
Committee of the
Privy Council and
a hearing on
the appeal was
held in June 2025. The Bermuda Court of
Appeal also ordered that the current stay continue
pending determination of
the appeal on the condition that the damages awarded, plus interest calculated at the Bermuda statutory rate of 3.5%, remain in the escrow account. In
November 2025, the Judicial Committee of
the Privy Council issued its
final judgment
on the appeal, denying Credit Suisse Life (Bermuda) Ltd.’s appeal on liability, but partially granting its appeal concerning the quantum of damages and directing the parties to recalculate damages.
In Switzerland,
certain civil
lawsuits have
been commenced
against Credit
Suisse AG and
UBS AG
(as the
successor of
Credit Suisse AG) in the Court of First Instance of Geneva since March 2023.
7. Mozambique matter
Credit Suisse was subject to investigations
by regulatory and enforcement authorities, as
well as civil litigation, regarding
certain
Credit
Suisse
entities’
arrangement
of
loan
financing
to
Mozambique
state
enterprises,
Proindicus
S.A.
and
Empresa
Moçambicana
de
Atum
S.A.
(EMATUM),
a
distribution
to
private
investors
of
loan
participation
notes
(LPN)
related to
the EMATUM
financing in
September 2013,
and certain
Credit Suisse
entities’ subsequent
role in
arranging
the exchange of those
LPNs for Eurobonds
issued by the Republic
of Mozambique. In 2019,
three former Credit
Suisse
employees pleaded guilty in
the EDNY to accepting
improper personal benefits in connection
with financing transactions
carried out with two Mozambique state enterprises.
In October 2021, Credit
Suisse reached settlements with
the DOJ, the US
Securities and Exchange
Commission (SEC), the
UK Financial
Conduct Authority
(FCA) and
FINMA to
resolve inquiries by
these agencies,
including findings
that Credit
Suisse failed to appropriately organize and conduct
its business with due skill and
care, and manage risks. Credit Suisse
Group AG entered into
a three-year Deferred Prosecution
Agreement (DPA) with the
DOJ in connection with the
criminal
information charging Credit Suisse Group
AG with conspiracy to commit wire
fraud and Credit Suisse Securities
(Europe)
Limited (CSSEL) entered
into a Plea
Agreement and pleaded guilty
to one count
of conspiracy to
violate the US
federal
wire
fraud
statute. Under
the
terms
of
the
DPA, UBS
Group
AG
(as successor
to
Credit
Suisse Group
AG)
continued
compliance enhancement
and remediation
efforts agreed
by Credit
Suisse, and
undertake additional
measures as
outlined
in the DPA.
In January 2025, as
permitted under the terms
of the DPA,
the DOJ elected
to extend the
term of the
DPA
until January 2026.
8. ETN-related litigation
XIV litigation:
Since March
2018, three
class action
complaints were
filed in
the SDNY
on behalf
of a
putative class
of
purchasers of VelocityShares Daily Inverse VIX Short-Term
Exchange Traded Notes linked to the S&P 500 VIX Short-Term
Futures Index (XIV
ETNs). The complaints
have been consolidated
and asserts claims
against Credit Suisse
for violations
of various anti-fraud
and anti-manipulation provisions
of US securities
laws arising from
a decline in
the value of
XIV ETNs
in February
2018. On
appeal from
an order
of the
SDNY dismissing
all claims,
the Second
Circuit issued
an order
that
reinstated a portion of the
claims. In decisions in
March 2023 and February
2025, the court granted
class certification for
two of the three classes proposed by plaintiffs and denied class certification of the third proposed class.
9. Credit Suisse anti-money laundering matters
In December 2020, the Swiss Office of the
Attorney General brought charges against Credit Suisse
AG and other parties
concerning the diligence and
controls applied to
a historical relationship
with Bulgarian former
clients who are
alleged
to
have
laundered
funds
through
Credit
Suisse
AG
accounts.
In
June
2022,
following
a
trial,
Credit
Suisse
AG
was
convicted
in
the
Swiss
Federal
Criminal
Court
of
certain
historical
organizational
inadequacies
in
its
anti-money-
laundering framework
and ordered
to pay
a fine
of CHF
2
m. In
addition, the
court seized
certain client
assets in
the
amount
of
approximately
CHF
12
m
and
ordered
Credit
Suisse
AG
to
pay
a
compensatory
claim
in
the
amount
of
approximately CHF 19
m. Credit Suisse
AG appealed
the decision
to the
Chamber of
Appeals of
the Swiss
Federal Criminal
Court (Chamber of Appeals). Following the
merger of UBS AG and
Credit Suisse AG, UBS AG
confirmed the appeal. In
November 2024, the Chamber of Appeals acquitted UBS AG and annulled the fine and compensatory claim ordered by
the first instance
court. Subsequently, the Office of the
Attorney General
has appealed the
judgment to the
Swiss Federal
Supreme Court.
UBS has
also appealed, limited
to the
issue of
whether a
successor entity by
merger can
be criminally
liable for acts of
the predecessor entity.
In July 2025, the
Swiss Federal Supreme
Court remanded the
case back to the
Chamber of Appeals
for a full
and reasoned judgment. In
March 2026, the
Chamber of Appeals
issued a judgment
again
acquitting UBS
AG. This
judgment may
be appealed
by the
parties to
the Swiss
Federal Supreme
Court. Separately,
in
November 2025, the Swiss Office of the Attorney General filed criminal charges against UBS Group and UBS AG, as the successors to Credit
Suisse Group
AG and
Credit Suisse
AG, respectively,
alleging that
Credit Suisse
failed to
maintain
appropriate
controls
to
detect and
prevent
money
laundering in
connection
with certain
payments from
accounts at
Credit Suisse by parties associated with the Mozambique transactions between 2013 and 2016.
10. Archegos
Credit Suisse and UBS have received
requests for documents and information
in connection with inquiries, investigations
and / or
actions
relating
to their
relationships
with
Archegos
Capital Management
(Archegos),
including
from
FINMA
(assisted by
a third
party appointed
by FINMA),
the DOJ,
the SEC,
the US
Federal Reserve,
the US
Commodity Futures
Trading Commission (CFTC), the US Senate Banking Committee,
the Prudential Regulation Authority (PRA),
the FCA, the
WEKO, the Hong Kong Competition
Commission and other regulatory
and governmental agencies. UBS is cooperating
with the
authorities in
these matters.
In July
2023, CSI
and CSSEL
entered into
a settlement
agreement with
the PRA
providing
for
the
resolution
of
the
PRA’s
investigation.
Also
in
July
2023,
FINMA
issued
a
decree
ordering
remedial
measures and the Federal
Reserve Board issued
an Order to Cease
and Desist. Under
the terms of
the order, Credit Suisse
paid
a
civil
money
penalty
and
agreed
to
undertake
certain
remedial
measures
relating
to
counterparty
credit
risk
management, liquidity
risk management
and non-financial
risk management,
as well
as enhancements
to board
oversight
and governance.
UBS Group, as
the legal
successor to
Credit Suisse Group
AG, is
a party
to the
FINMA decree and
Federal
Reserve Board Cease and Desist Order.
Civil actions relating
to Credit Suisse’s
relationship with Archegos
have been filed
against Credit Suisse
and / or certain
officers and directors, including claims for breaches of fiduciary duties. In one such case, the parties agreed in July 2025 to a settlement of
USD
115
m that remains subject
to court approval. Because
the action was brought
by shareholders on
behalf of and for the benefit of Credit Suisse, after deducting any Court-awarded attorneys’ fees and expenses and any applicable taxes, the cash
recovery for the settlement will
go to UBS, as successor
to Credit Suisse, and will
result in a net
recovery for UBS.
11. Credit Suisse financial disclosures
Credit
Suisse
Group
AG
and
certain
directors,
officers
and
executives
have
been
named
in
securities
class
action
complaints pending
in the
SDNY and
New Jersey
federal court.
These complaints,
filed since
2023 on
behalf of
purchasers
of
Credit
Suisse
shares,
additional
tier 1
capital
notes,
and
other
securities,
allege
that
defendants
made
misleading
statements regarding:
(i) customer outflows
in late
2022 and
early 2023;
(ii) the adequacy
of Credit
Suisse’s financial
reporting controls; and (iii) the
adequacy of Credit Suisse’s risk
management processes, and include allegations
relating
to Credit Suisse Group AG’s merger with
UBS Group AG. As of November 2025,
the SDNY certified classes in
two cases.
Credit
Suisse
has
received
requests
for
documents
and
information
from
regulatory
and
governmental
agencies
in
connection with
inquiries, investigations
and/or actions
relating to
these matters,
as well
as for
other statements
regarding
Credit Suisse’s financial condition, including from the SEC, the DOJ and
FINMA. UBS is cooperating with the authorities
in these matters.
12. Merger-related litigation
Certain Credit Suisse Group
AG affiliates and certain
directors, officers and executives
have been named in class
action
complaints pending in
the SDNY.
One complaint, brought
on behalf of
Credit Suisse
shareholders, alleges breaches
of
fiduciary
duty
under
Swiss
law
and
civil
RICO
claims
under
US
federal
law.
In
February
2024,
the
court
granted
defendants’ motions
to dismiss
the civil
RICO claims
and conditionally
dismissed the
Swiss law
claims pending
defendants’
acceptance
of
jurisdiction
in
Switzerland.
In
March
2024,
having
received
consents
to
Swiss
jurisdiction
from
all
defendants served
with the
complaint, the
court dismissed
the Swiss
law claims
against those
defendants. In
February
2026,
the
Second
Circuit
Court
of
Appeals
affirmed
the
dismissal.
Plaintiffs
have
appealed
the
dismissal.
Additional
complaints, brought on
behalf of
holders of
Credit Suisse additional
tier 1 capital notes
(AT1 noteholders) allege
breaches
of fiduciary
duty under
Swiss law,
arising from
a series
of scandals
and misconduct,
which led
to Credit
Suisse Group
AG’s
merger
with
UBS
Group
AG,
causing
losses
to
shareholders
and
AT1
noteholders.
Motions
to
dismiss
these
complaints were
granted
in March
2024 and
September 2024
on the
basis
that
Switzerland is
the
most appropriate
forum for litigation. Plaintiffs in two of these cases appealed the dismissal and in January 2026 withdrew their appeals.